Expenses by Nature (Details) - Schedule of Fair Value of Equity Consideration	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Fair Value of Equity Consideration [Abstract]
Market value of 9,492,875 ordinary shares ($10.6 per share) (or 949,288 ordinary shares at $106.00 per share reflective of the 10-to-1 reverse stock split effective April 15, 2024)	$ 100,624,475
Fair value of Global net assets acquired
Net cash proceeds from Global	32,324,004
Warrant acquired	(2,495,243)
Others	690,725
Total fair value of equity	30,519,486
Charge for listing services	$ 70,104,989